Condensed consolidating financial information - Condensed Consolidating Statement of Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Statement of Comprehensive Income [Line Items]
Net premiums earned	$ 558,748	$ 494,696	$ 466,003	$ 482,957	$ 492,238		$ 531,288		$ 547,458		$ 531,061		$ 499,286		$ 475,104		$ 447,627		$ 451,199		$ 2,002,404		$ 2,102,045		$ 1,873,216
Gain on bargain purchase, net of expenses													21,485	[1]	(3,784)	[1]	0	[1]	0	[1]	0		0		17,701	[1]
Net investment income	30,167	25,261	21,286	23,362	24,204		20,009		26,210		25,649		28,802		25,489		25,885		27,760		100,076		96,072		107,936
Net realized gains on investments	6,902	4,595	7,858	3,740	4,448		(6,320)		3,409		1,721		(4,516)		9,063		6,154		7,532		23,095		3,258		18,233
Change in net unrealized (losses) gains on investments	(74,119)	(84,974)	45,427	55,693	20,137		69,967		(141,348)		(7,237)		(35,857)		86,345		(53,574)		20,671		(57,973)	[2]	(58,481)	[2]	17,585	[2]
Income (loss) from investment affiliate	530	1,754	779	5,348	516		1,044		1,753		1,477		(406)		(160)		(398)		0		8,411		4,790		(964)
Other insurance related income and other income																					19,739		8,343		22,396
Foreign exchange (losses) gains	4,131	(11,441)	3,158	(6,478)	(2,230)		6,036		(8,223)		6,922		1,181		1,103		(652)		3,166		(10,630)		2,505		4,798
Total revenues																					2,085,122		2,158,532		2,060,901
Losses and loss expenses	226,508	224,125	158,745	162,671	206,152		177,965		265,044		144,771		458,310		155,455		153,692		231,989		772,049	[3]	793,932	[3]	999,446	[3]
Policy acquisition costs	89,550	86,404	78,953	85,649	84,647		94,900		87,152		93,611		81,814		98,623		76,129		78,132		340,556		360,310		334,698
General and administrative expenses	98,186	83,319	73,842	74,445	82,930		81,089		70,967		80,279		65,095		70,547		61,635		66,375		329,792		315,265		263,652
Share compensation expenses	8,821	8,764	8,341	7,147	8,147		10,527		6,638		2,318		7,126		7,345		6,800		5,438		33,073		27,630		26,709
Finance expenses	16,474	15,354	16,126	15,900	16,925		15,317		17,566		14,369		14,510		9,362		13,706		16,279		63,854		64,177		53,857
Transaction expenses	4,695	149	3,252	0																	8,096	[4]	0		0
Total expenses																					1,547,420		1,561,314		1,678,362
Income (loss) before taxes, income from operating affiliates, (income) attributable to operating affiliate investors and equity in net earnings of subsidiaries																					537,702		597,218		382,539
Tax expense	243	953	(1,391)	40	(603)		(5)		(93)		318		(615)		(1,343)		(404)		(139)		(155)		(383)		(2,501)
Income from operating affiliates	4,143	3,761	4,892	4,927	5,510		1,463		3,793		3,523		(614)		6,235		3,592		3,367		17,723		14,289		12,580
(Income) attributable to operating affiliate investors	(26,566)	(25,807)	(25,316)	(31,710)	(26,607)	[5]	(11,815)	[5]	(20,264)	[5]	(10,077)	[5]									(109,399)		(68,763)		0
Equity in net earnings of subsidiaries																					0		0		0
Net income (loss)	64,699	(13,397)	188,672	205,897	122,858		229,063		(30,254)		220,694		(117,922)		264,044		122,262		124,234		445,871		542,361		392,618
Net loss (income) attributable to noncontrolling interest	61,209	53,069	(35,305)	(43,509)	(27,526)		(45,694)		60,976		2,549		27,206		(56,746)		45,360		0		35,464		(9,695)		15,820
Net income (loss) available (attributable) to Validus	125,908	39,672	153,367	162,388	95,332		183,369		30,722		223,243		(90,716)		207,298		167,622		124,234		481,335		532,666		408,438
Other comprehensive (loss) income																					(7,939)		(1,954)		3,648
Comprehensive income (loss) available (attributable) to Validus																					473,396		530,712		412,086
Consolidating Adjustments
Condensed Statement of Comprehensive Income [Line Items]
Net premiums earned																					0	[6]	0	[6]	0	[6]
Gain on bargain purchase, net of expenses																									0	[6]
Net investment income																					(3,910)	[6]	(7,214)	[6]	(5,442)	[6]
Net realized gains on investments																					0	[6]	0	[6]	0	[6]
Change in net unrealized (losses) gains on investments																					(2,082)	[6]	(8,882)	[6]	0	[6]
Income (loss) from investment affiliate																					0	[6]	0	[6]	0	[6]
Other insurance related income and other income																					(67,167)	[6]	(67,118)	[6]	(14,626)	[6]
Foreign exchange (losses) gains																					0	[6]	0	[6]	0	[6]
Total revenues																					(73,159)	[6]	(83,214)	[6]	(20,068)	[6]
Losses and loss expenses																					0	[6]	0	[6]	0	[6]
Policy acquisition costs																					0	[6]	0	[6]	0	[6]
General and administrative expenses																					(67,167)	[6]	(67,118)	[6]	(14,626)	[6]
Share compensation expenses																					0	[6]	0	[6]	0	[6]
Finance expenses																					(1,944)	[6]	(1,969)	[6]	(3,532)	[6]
Transaction expenses																					0	[6]
Total expenses																					(69,111)	[6]	(69,087)	[6]	(18,158)	[6]
Income (loss) before taxes, income from operating affiliates, (income) attributable to operating affiliate investors and equity in net earnings of subsidiaries																					(4,048)	[6]	(14,127)	[6]	(1,910)	[6]
Tax expense																					0	[6]	0	[6]	0	[6]
Income from operating affiliates																					0	[6]	0	[6]	0	[6]
(Income) attributable to operating affiliate investors																					0	[6]	0	[6]
Equity in net earnings of subsidiaries																					(622,834)	[6]	(663,400)	[6]	(527,880)	[6]
Net income (loss)																					(626,882)	[6]	(677,527)	[6]	(529,790)	[6]
Net loss (income) attributable to noncontrolling interest																					0	[6]	0	[6]	0	[6]
Net income (loss) available (attributable) to Validus																					(626,882)	[6]	(677,527)	[6]	(529,790)	[6]
Other comprehensive (loss) income																					7,711	[6]	1,954	[6]	(3,648)	[6]
Comprehensive income (loss) available (attributable) to Validus																					(619,171)	[6]	(675,573)	[6]	(533,438)	[6]
Validus Holdings, Ltd. (Parent Guarantor)
Condensed Statement of Comprehensive Income [Line Items]
Net premiums earned																					0		0		0
Gain on bargain purchase, net of expenses																									0
Net investment income																					14		14		3
Net realized gains on investments																					0		0		0
Change in net unrealized (losses) gains on investments																					0		0		0
Income (loss) from investment affiliate																					0		0		0
Other insurance related income and other income																					0		36		0
Foreign exchange (losses) gains																					648		(382)		(469)
Total revenues																					662		(332)		(466)
Losses and loss expenses																					0		0		0
Policy acquisition costs																					0		0		0
General and administrative expenses																					86,108		84,143		66,576
Share compensation expenses																					6,424		6,329		8,503
Finance expenses																					47,689		45,868		45,203
Transaction expenses																					0
Total expenses																					140,221		136,340		120,282
Income (loss) before taxes, income from operating affiliates, (income) attributable to operating affiliate investors and equity in net earnings of subsidiaries																					(139,559)		(136,672)		(120,748)
Tax expense																					0		0		0
Income from operating affiliates																					0		0		0
(Income) attributable to operating affiliate investors																					0		0
Equity in net earnings of subsidiaries																					620,894		669,338		529,186
Net income (loss)																					481,335		532,666		408,438
Net loss (income) attributable to noncontrolling interest																					0		0		0
Net income (loss) available (attributable) to Validus																					481,335		532,666		408,438
Other comprehensive (loss) income																					(7,939)		(1,954)		3,648
Comprehensive income (loss) available (attributable) to Validus																					473,396		530,712		412,086
Validus Holdings (UK) plc (Subsidiary Issuer)
Condensed Statement of Comprehensive Income [Line Items]
Net premiums earned																					0		0		0
Gain on bargain purchase, net of expenses																									0
Net investment income																					0		0		0
Net realized gains on investments																					0		0		0
Change in net unrealized (losses) gains on investments																					0		0		0
Income (loss) from investment affiliate																					0		0		0
Other insurance related income and other income																					0		0		0
Foreign exchange (losses) gains																					1		0		0
Total revenues																					1		0		0
Losses and loss expenses																					0		0		0
Policy acquisition costs																					0		0		0
General and administrative expenses																					117		0		0
Share compensation expenses																					0		0		0
Finance expenses																					0		0		0
Transaction expenses																					0
Total expenses																					117		0		0
Income (loss) before taxes, income from operating affiliates, (income) attributable to operating affiliate investors and equity in net earnings of subsidiaries																					(116)		0		0
Tax expense																					0		0		0
Income from operating affiliates																					0		0		0
(Income) attributable to operating affiliate investors																					0		0
Equity in net earnings of subsidiaries																					1,940		(5,938)		(1,306)
Net income (loss)																					1,824		(5,938)		(1,306)
Net loss (income) attributable to noncontrolling interest																					0		0		0
Net income (loss) available (attributable) to Validus																					1,824		(5,938)		(1,306)
Other comprehensive (loss) income																					0		0		0
Comprehensive income (loss) available (attributable) to Validus																					1,824		(5,938)		(1,306)
Other Validus Holdings, Ltd. Subsidiaries (Non-guarantor Subsidiaries)
Condensed Statement of Comprehensive Income [Line Items]
Net premiums earned																					2,002,404	[7]	2,102,045	[7]	1,873,216	[7]
Gain on bargain purchase, net of expenses																									17,701	[7]
Net investment income																					103,972	[7]	103,272	[7]	113,375	[7]
Net realized gains on investments																					23,095	[7]	3,258	[7]	18,233	[7]
Change in net unrealized (losses) gains on investments																					(55,891)	[7]	(49,599)	[7]	17,585	[7]
Income (loss) from investment affiliate																					8,411	[7]	4,790	[7]	(964)	[7]
Other insurance related income and other income																					86,906	[7]	75,425	[7]	37,022	[7]
Foreign exchange (losses) gains																					(11,279)	[7]	2,887	[7]	5,267	[7]
Total revenues																					2,157,618	[7]	2,242,078	[7]	2,081,435	[7]
Losses and loss expenses																					772,049	[7]	793,932	[7]	999,446	[7]
Policy acquisition costs																					340,556	[7]	360,310	[7]	334,698	[7]
General and administrative expenses																					310,734	[7]	298,240	[7]	211,702	[7]
Share compensation expenses																					26,649	[7]	21,301	[7]	18,206	[7]
Finance expenses																					18,109	[7]	20,278	[7]	12,186	[7]
Transaction expenses																					8,096	[7]
Total expenses																					1,476,193	[7]	1,494,061	[7]	1,576,238	[7]
Income (loss) before taxes, income from operating affiliates, (income) attributable to operating affiliate investors and equity in net earnings of subsidiaries																					681,425	[7]	748,017	[7]	505,197	[7]
Tax expense																					(155)	[7]	(383)	[7]	(2,501)	[7]
Income from operating affiliates																					17,723	[7]	14,289	[7]	12,580	[7]
(Income) attributable to operating affiliate investors																					(109,399)	[7]	(68,763)	[7]
Equity in net earnings of subsidiaries																					0	[7]	0	[7]	0	[7]
Net income (loss)																					589,594	[7]	693,160	[7]	515,276	[7]
Net loss (income) attributable to noncontrolling interest																					35,464	[7]	(9,695)	[7]	15,820	[7]
Net income (loss) available (attributable) to Validus																					625,058	[7]	683,465	[7]	531,096	[7]
Other comprehensive (loss) income																					(7,711)	[7]	(1,954)	[7]	3,648	[7]
Comprehensive income (loss) available (attributable) to Validus																					$ 617,347	[7]	$ 681,511	[7]	$ 534,744	[7]

[1]	The gain on bargain purchase, net of expenses, arose from the acquisition of Flagstone Reinsurance Holdings S.A. on November 30, 2012 and is net of transaction related expenses which included legal, financial advisory, audit related services and termination expenses.
[2]	Includes change in net unrealized gains (losses) and realized gains on investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and is included in the Consolidated Statements of Comprehensive Income as net loss (income) attributable to noncontrolling interest.
[3]	Upon closing the acquisition of Western World, an adjustment of $15,586 was made to increase net reserves to reflect fair value. This adjustment was amortized to income through a reduction in losses and loss expenses of $4,607 during the year ended December 31, 2014. The remaining fair value adjustment will be amortized in 2015.
[4]	The transaction expenses relate to costs incurred in connection with the acquisition of Western World, which was completed on October 2, 2014. Transaction expenses are primarily comprised of legal, financial advisory and audit related services.
[5]	This amount had been shown within finance expenses for each of the three months ended March 31, June 30 and September 30, 2013.
[6]	Amounts include consolidating adjustments between the Parent Guarantor, the Subsidiary Issuer and the non-guarantor subsidiaries.
[7]	Amounts include an aggregation of the non-guarantor subsidiaries and include consolidating adjustments between these subsidiaries.